Fair value	6 Months Ended
Jun. 30, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements	Fair Value Measurements
ASC 820, Fair Value Measurements and Disclosures, clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based upon assumptions that market participants would use in pricing an asset or liability.
U.S. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. As presented in the tables below, this hierarchy consists of three broad levels:
•Level 1: Quoted prices in active markets for identical assets and liabilities.
•Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations whose inputs or significant value drivers are observable.
•Level 3: Significant inputs to the valuation model are unobservable and significant to the overall fair value measurement of the assets or liabilities. Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.
The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable, other current liabilities, warrants, earn-out shares liability, convertible debt and the associated derivative liability. The fair value of cash and accounts receivable approximates carrying value due to their short-term maturity.
As required by ASC 820, assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to their fair value measurement. Derivative financial instruments which are required to be measured at fair value on a recurring basis are measured at fair value using Level 3 inputs for all periods presented. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Assets and liabilities carried at fair value on a recurring basis as of December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023
	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and Cash Equivalents(1):
Money market funds	$2,917	$2,917	$—	$—
Total Financial Assets	$2,917	$2,917	$—	$—

Financial Liabilities:
Private Placement Warrants	$4	$—	$4	$—
Public Warrants	391	391	—	—
Contingent Earn-out Shares liability	39	—	—	39
Total Financial Liabilities	$434	$391	$4	$39

	December 31, 2022
	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and Cash Equivalents(1):
Money market funds	$22,481	$22,481	$—	$—
Corporate debt security	2,199	2,199	—	—
	$24,680	$24,680	$—	$—
Short-Term Investments:
U.S. treasuries	$2,181	$2,181	$—	$—
Corporate debt security	39,564	—	39,564	—
Asset-backed security and other	5,248	—	5,248	—
Non-U.S. government and supranational bonds	3,655	—	3,655	—
	$50,648	$2,181	$48,467	$—
Total Financial Assets	$75,328	$26,861	$48,467	$—

Financial Liabilities:
Private Placement Warrants	$7	$—	$7	$—
Public Warrants	654	654	—	—
Derivative Liabilities	405	—	—	405
Contingent Earn-out Shares liability	564	—	—	564
Total Financial Liabilities	$1,630	$654	$7	$969
__________________
(1)Included in total cash and cash equivalents on the Consolidated Balance Sheets.
The changes in the fair value of Level 3 financial liabilities during the year ended December 31, 2023 consisted of the following (in thousands):

	Derivative Liabilities on Convertible Debentures	Contingent Earn-out Shares Liability
Fair value at December 31, 2022	$405	$564
Recognition of earn-out RSUs	—	(6)
Change in fair value during the period	(405)	(519)
Fair value at December 31, 2023	$—	$39
Significant unobservable inputs related to Level 3 earn-out shares liability consisted of the following:

	December 31, 2023	December 31, 2022
Stock price	$7.98	$13.29
Stock price volatility	80%	80%
Expected term	2.64 years	3.64 years
Risk-free interest rate	4.1%	4.2%
Significant unobservable inputs related to Level 3 derivative liabilities consisted of the following as of December 31, 2022:

Stock price	$13.29
Stock price volatility	80%
Expected term	0.86 years
Risk-free interest rate	4.60%
Fair Value Measurements
ASC 820, Fair Value Measurements and Disclosures, clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based upon assumptions that market participants would use in pricing an asset or liability.
U.S. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. As presented in the tables below, this hierarchy consists of three broad levels:
•Level 1: Quoted prices in active markets for identical assets and liabilities.
•Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations whose inputs or significant value drivers are observable.
•Level 3: Significant inputs to the valuation model are unobservable and significant to the overall fair value measurement of the assets or liabilities. Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.
The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable, other current liabilities, warrants, earn-out shares liability, convertible debt and the associated derivative liability. The fair value of cash, cash equivalents and accounts receivable approximates carrying value due to their short-term maturity.
As required by ASC 820, assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to their fair value measurement. Derivative financial instruments which are required to be measured at fair value on a recurring basis are measured at fair value using Level 3 inputs for all periods presented. Level 3 inputs are unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Assets and liabilities carried at fair value on a recurring basis as of June 30, 2024 and December 31, 2023 consisted of the following (in thousands):

	June 30, 2024
	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and Cash Equivalents(1):
Money market funds	$5	$5	$—	$—
Total Financial Assets	$5	$5	$—	$—

Financial Liabilities:
Private Placement Warrants	$5	$—	$5	$—
Public Warrants	430	430	—	—
Contingent Earn-out Shares liability	6	—	—	6
Total Financial Liabilities	$441	$430	$5	$6

	December 31, 2023
	Fair Value	Level 1	Level 2	Level 3
Financial Assets
Cash and Cash Equivalents(1):
Money market funds	$2,917	$2,917	$—	$—
Total Financial Assets	$2,917	$2,917	$—	$—

Financial Liabilities:
Private Placement Warrants	$4	$—	$4	$—
Public Warrants	391	391	—	—
Contingent Earn-out Shares liability	39	—	—	39
Total Financial Liabilities	$434	$391	$4	$39
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(1)Included in total cash and cash equivalents on the condensed consolidated balance sheets.
The changes in the fair value of Level 3 financial liabilities during the three months ended June 30, 2024 consisted of the following (in thousands):

Contingent Earn-Out Shares Liability
Fair value at March 31, 2024	$42
Recognition of Earn-out RSUs	—
Change in fair value during the period	(36)
Fair value at June 30, 2024	$6
The changes in the fair value of Level 3 financial liabilities during the six months ended June 30, 2024 consisted of the following (in thousands):

Contingent Earn-Out Shares Liability
Fair value at December 31, 2023	$39
Recognition of Earn-out RSUs	—
Change in fair value during the period	(33)
Fair value at June 30, 2024	$6
Significant unobservable inputs related to Level 3 earn-out shares liability consisted of the following:

	June 30, 2024	December 31, 2023
Stock price	$6.91	$7.98
Stock price volatility	80%	80%
Expected term	2.14 years	2.64 years
Risk-free interest rate	4.7%	4.1%

ElectraMeccanica Vehicles Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements	Fair value
The following table presents the hierarchy for our financial liabilities measured at fair value on a recurring basis as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liabilities	$—	$—	$—	$—
Share-based compensation liability	—	250,694	—	250,694
Total	$—	$250,694	$—	$250,694
The following table presents the hierarchy for our financial liabilities measured at fair value on a recurring basis as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative liabilities	$—	$—	$—	$—
Share-based compensation liability	—	76,476	—	76,476
Total	$—	$76,476	$—	$76,476
Financial liabilities measured at fair value at December 31, 2023 consisted of DSUs. Financial liabilities measured at fair value at December 31, 2022 consisted of the non-transferrable warrants denominated in CAD and DSUs. The fair value of the non-transferrable warrants were classified as Level 2 in the fair value hierarchy in 2022 and had a zero value. DSUs are classified as Level 2 in 2023 and 2022.
The fair value of the DSUs was measured using the quoted market price for common shares of the Company on the Nasdaq exchange.
The fair value of the non-transferrable warrants denominated in CAD were calculated using the Black-Scholes Option Pricing Model using the historical volatility of comparable companies as an estimate of future volatility.